Financial Instruments - Summary of Disclosure in Tabular Form of Open Currency Forward Contracts (Detail) - Sell Open Currency Forward Contracts [Member]	Dec. 31, 2022	Dec. 31, 2021
Sell US Dollars
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	1.19	1.36
Foreign currency million	15.1	0.2
Sell US Dollars | Less than 3 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	1.21
Foreign currency million	3.2
Sell US Dollars | 3 to 6 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	1.18	1.36
Foreign currency million	6.6	0.2
Sell US Dollars | 7 to 12 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	1.18
Foreign currency million	5.3
Sell Euros
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	1.15	1.16
Foreign currency million	24	21
Sell Euros | Less than 3 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	1.15	1.16
Foreign currency million	9.9	8.2
Sell Euros | 3 to 6 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	1.15	1.16
Foreign currency million	7.8	6.9
Sell Euros | 7 to 12 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	1.13	1.17
Foreign currency million	6.3	5.9
Sell Euros | 13 to 18 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	0
Foreign currency million	0
Sell Yen
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	159.25	151.72
Foreign currency million	1,169.3	1,209.2
Sell Yen | Less than 3 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	159.86	150.88
Foreign currency million	431.1	461
Sell Yen | 3 to 6 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	159.87	152.58
Foreign currency million	427.5	452.2
Sell Yen | 7 to 12 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	157.59	151.73
Foreign currency million	310.7	296
Sell Chinese Renminbi
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	8.22	8.96
Foreign currency million	74.4	58.3
Sell Chinese Renminbi | Less than 3 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	8.27	9.03
Foreign currency million	35.6	24.5
Sell Chinese Renminbi | 3 to 6 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	8.18	8.99
Foreign currency million	22.3	17.2
Sell Chinese Renminbi | 7 to 12 months
Disclosure In Tabular Form Of Open Currency Forward Contracts [Line Items]
Average rate	8.19	8.85
Foreign currency million	16.5	16.6